Pension and Other Postretirement Benefits - Multiemployer Plans (Details 6) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) employees	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2016 employees
Multiemployer Plans [Line Items]
Contributions to multiemployer plans | $	$ 23.3	$ 24.6	$ 22.1
Number of Employees	8,500
Steelworkers Pension Trust [Member]
Multiemployer Plans [Line Items]
Contributions to multiemployer plans | $	$ 7.3	8.1	7.3
IAM National Pension Fund's National Pension Plan [Member]
Multiemployer Plans [Line Items]
Contributions to multiemployer plans | $	$ 16.0	$ 16.5	$ 14.8
Mansfield Works [Member]
Multiemployer Plans [Line Items]
Number of Employees				300
Mansfield Works [Member] | Steelworkers Pension Trust [Member]
Multiemployer Plans [Line Items]
Number of Employees	300
Walbridge Tube [Member] | Steelworkers Pension Trust [Member]
Multiemployer Plans [Line Items]
Number of Employees	85
Ashland Works [Member] | Steelworkers Pension Trust [Member]
Multiemployer Plans [Line Items]
Number of Employees	820
Butler Works [Member]
Multiemployer Plans [Line Items]
Number of Employees				1,235
Middletown Works [Member] | IAM National Pension Fund's National Pension Plan [Member]
Multiemployer Plans [Line Items]
Number of Employees	1,725
Workforce Subject to Collective Bargaining Arrangements Expiring within One Year [Member] | Butler Works [Member] | IAM National Pension Fund's National Pension Plan [Member]
Multiemployer Plans [Line Items]
Number of Employees	1,240
Workforce Subject to Collective Bargaining Arrangements [Member]
Multiemployer Plans [Line Items]
Number of Employees	6,300
Workforce Subject to Collective Bargaining Arrangements [Member] | Zanesville Works [Member] | IAM National Pension Fund's National Pension Plan [Member]
Multiemployer Plans [Line Items]
Number of Employees	140